SEMI ANNUAL

                                     REPORT

                               SEPTEMBER 30, 1998



TEMPLETON
GROWTH AND
INCOME FUND


[LOGO] FRANKLIN TEMPLETON

PAGE


[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.



                                             [PHOTO OF MARK G. HOLOWESKO, CFA]



                                             Mark G. Holowesko, CFA
                                             President
                                             Templeton Global Investment Trust

PAGE


SHAREHOLDER LETTER


Your Fund's Goal: Templeton Growth and Income Fund seeks high total return (a combination of capital growth and income) by a flexible policy of investing primarily in the equity and debt securities of U.S. and foreign companies.


Dear Shareholder:

This semiannual report of Templeton Growth and Income Fund covers the six months ended September 30, 1998. The reporting period was a tumultuous time for world equity markets, as the Asian economic malaise caused abysmal stock market performance in many developing countries and contributed to weak equity performance in developed markets. Latin America was especially hard hit, with Brazil, Mexico, and Argentina's equity markets each falling more than 40% during the period.(1) Although some European and U.S. stock market indices reached new highs during the first half of the reporting period, most fell sharply in August and finished the period well below their highs. In August, the U.S. equity market experienced its largest one-month decline since the

1. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.


CONTENTS


Shareholder Letter .......................   1

Performance Summaries

  Class I ................................   5
  Class II ...............................   7

Financial Highlights &
Statement of Investments .................   9

Financial Statements .....................   17

Notes to Financial Statements ............   20

[FUND CATEGORY PYRAMID GRAPHIC]

PAGE


GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
9/30/98

[PIE CHART]

Europe ........................34.1%
United States..................23.4%
Asia...........................16.6%
Latin America.................. 7.2%
Australia...................... 3.5%
Middle East & Africa........... 2.7%
Canada......................... 2.3%
Short-Term Investments
  & Other Net Assets...........10.2%


October 1987 crash.(2) Within this environment, Templeton Growth and Income Fund
- Class I posted a -15.61% cumulative total return for the six-month period ended September 30, 1998, as discussed in the Performance Summary on page 5.

During the period under review, we adhered to our long-standing strategy of buying securities during times of investor pessimism and selling them when we believe they have reached their full value. In early 1998, we started selling shares in several European companies, such as British Telecommunications Plc. and Telecom Italia SpA, di Risp, whose share prices had reached historical highs. We also decreased our holdings in the U.S. equity market, where we had difficulty uncovering value. For example, we sold shares of AT&T Corp. and liquidated our position in International Business Machines Corp. for a profit. Believing that many U.S. and European stocks were buoyed by unrealistically high expectations, we redeployed the Fund's assets to shares we considered undervalued. Many of these companies are located in Hong Kong, Latin America, and Asian emerging markets.


Consider the difference in average valuations for Hong Kong and Latin American companies compared with their U.S. and European counterparts at the end of the reporting period.(3)


REGION/               PRICE-TO-EARNINGS   PRICE-TO-BOOK       DIVIDEND
COUNTRY                     RATIO            VALUE             YIELD
----------------------------------------------------------------------
U.S.                       23.83              4.20             1.59
Europe                     19.57              2.89             2.36
Hong Kong*                 11.06              0.96             5.55
Latin America               8.62              0.82             5.20

* Hong Kong reverted to the sovereignty of China on July 1, 1997.

2. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.

3. Source: Morgan Stanley Capital International(R) (9/30/98).

2

PAGE


Although our Asian and Latin American investments hurt the Fund's performance during the reporting period, we want to stress that our investment discipline has not changed. While we cannot predict how securities markets will perform next week, next month or next year, we believe our time-tested process of identifying securities selling at low prices in relation to our assessment of their long-term earnings potential or asset value should benefit our shareholders over the long term.


There are, of course, special risks involved with global investing, related to market, currency, economic, social, political and other factors. Emerging markets involve heightened risks relating to these factors, in addition to those associated with their relatively small size and lesser liquidity. For example, Russia's system of share registration and custody creates certain risks of loss that are not normally associated with other markets. In addition, investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the

 TOP 10 INDUSTRIES
 9/30/98

                                             % OF TOTAL
 INDUSTRY                                    NET ASSETS
-------------------------------------------------------
 Utilities Electrical & Gas                     13.5%
 Food & Household Products                       6.6%
 Banking                                         5.6%
 Insurance                                       5.6%
 Multi-Industry                                  5.6%
 Telecommunications                              5.2%
 Metals & Mining                                 4.8%
 Merchandising                                   4.5%
 Real Estate                                     4.5%
 Building Materials & Components                 3.3%

                                                                               3

PAGE


Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

We appreciate your participation in Templeton Growth and Income Fund, and welcome your comments or suggestions.


Sincerely,

/s/ Mark G. Holowesko
---------------------
Mark G. Holowesko, CFA
President
Templeton Global Investment Trust


/s/ Richard Sean Farrington
---------------------------
Richard Sean Farrington, CFA
Portfolio Manager
Templeton Growth and Income Fund


 TOP 10 HOLDINGS
 9/30/98



 COMPANY,                           % OF TOTAL
 INDUSTRY, COUNTRY                  NET ASSETS
 ---------------------------------------------
 Archer-Daniels Midland Co.,
 Food & Household Products, U.S.      2.1%

 Thames Water Group Plc.,
 Utilities Electrical & Gas,
 United Kingdom                       2.0%

 Illinova Corp.,
 Utilities Electrical & Gas, U.S.     1.8%

 National Grid Group Plc.,
 Utilities Electrical & Gas,
 United Kingdom                       1.8%

 Pharmacia & Upjohn,
 Health & Personal Care, U.S.         1.7%

 Thorn Plc.,
 Merchandising, United Kingdom        1.6%

 Potomac Electric Power Co.,
 Utilities Electrical & Gas, U.S.     1.6%

 SCOR SA,
 Insurance, France                    1.6%

 Texas Utilities Holding Co.,
 Utilities Electrical & Gas, U.S.     1.6%

 Hong Kong Electric Holdings Ltd.,
 Utilities Electrical & Gas,
 Hong Kong*                           1.5%

*Hong Kong reverted to the sovereignty of China on July 1, 1997.


4

PAGE


PERFORMANCE SUMMARY



CLASS I



Templeton Growth and Income Fund - Class I posted a -15.61% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the Fund's Class I shares provided a 42.17% cumulative total return since inception on March 14, 1994.

The Fund's share price, as measured by net asset value, decreased $2.48, from $14.59 on March 31, 1998, to $12.11 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 11.0 cents ($0.1100) in dividend income and 12.5 cents ($0.1250) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.


                                                                               5

PAGE


 CLASS I
 Periods ended 9/30/98

                                                                       SINCE
                                                                     INCEPTION
                                        1-YEAR        3-YEAR         (3/14/94)
------------------------------------------------------------------------------
 Cumulative Total Return (1)           -12.22%        27.05%           42.17%
 Average Annual Total Return (2)       -17.26%         6.18%            6.65%
 Value of $10,000 Investment (3)       $8,274       $11,973          $13,399


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees, and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Class I shares would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.

6

PAGE


CLASS II


Templeton Growth and Income Fund - Class II posted a -15.90% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $2.48, from $14.43 on March 31, 1998, to $11.95 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 9.14 cents ($0.0914) in dividend income and 12.5 cents ($0.1250) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.


                                                                               7

PAGE


 CLASS II
 Periods ended 9/30/98

                                                                       SINCE
                                                                     INCEPTION
                                             1-YEAR      3-YEAR      (5/1/95)
-------------------------------------------------------------------------------
 Cumulative Total Return (1)                  -12.82%    24.39%       35.35%
 Average Annual Total Return (2)              -14.55%     7.18%        8.95%
 Value of $10,000 Investment (3)              $8,545   $12,313      $13,403


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the total returns for Class II shares would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


8

PAGE


TEMPLETON GROWTH AND INCOME FUND
Financial Highlights

                                                                                    CLASS I
                                               ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                               SEPTEMBER 30, 1998      ----------------------------------------------------------
                                                  (UNAUDITED)           1998         1997         1996         1995        1994+
                                               ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....             $14.59            $12.95       $11.39       $10.05      $10.01       $10.00
                                               ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................                .24               .35          .22          .29         .16         .009
 Net realized and unrealized gains
   (losses)..............................              (2.48)             2.17         1.60         1.54        (.02)        .001
                                               ----------------------------------------------------------------------------------
Total from investment operations.........              (2.24)             2.52         1.82         1.83         .14          .01
                                               ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................               (.11)             (.28)        (.22)        (.29)       (.10)          --
 Net realized gains......................               (.13)             (.60)        (.04)        (.20)         --           --
                                               ----------------------------------------------------------------------------------
Total distributions......................               (.24)             (.88)        (.26)        (.49)       (.10)          --
                                               ----------------------------------------------------------------------------------
Net asset value, end of period...........             $12.11            $14.59       $12.95       $11.39      $10.05       $10.01
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------
Total Return*............................           (15.61)%            20.23%       16.19%       18.70%       1.43%         .10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........            $34,346           $46,262      $25,020      $11,732      $5,953         $100
Ratios to average net assets:
 Expenses................................              1.25%**           1.25%        1.25%        1.25%       1.25%        1.25%**
 Expenses, excluding waiver and payments
  by affiliate...........................              1.63%**           1.76%        2.24%        2.71%       6.11%       32.15%**
 Net investment income...................              3.20%**           2.91%        2.21%        2.98%       2.51%        1.89%**
Portfolio turnover rate..................             19.23%            18.62%       20.72%       10.21%      19.33%           --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period March 14, 1994 (commencement of operations) to March 31, 1994.
                                                                               9

PAGE

TEMPLETON GROWTH AND INCOME FUND
Financial Highlights (continued)

                                                                                        CLASS II
                                                                 -------------------------------------------------------
                                                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                 SEPTEMBER 30, 1998      -------------------------------
                                                                    (UNAUDITED)           1998         1997       1996+
                                                                 -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................             $14.43            $12.84      $11.33      $10.19
                                                                 -------------------------------------------------------
Income from investment operations:
 Net investment income.....................................                .17               .29         .21         .22
 Net realized and unrealized gains (losses)................              (2.43)             2.11        1.52        1.41
                                                                 -------------------------------------------------------
Total from investment operations...........................              (2.26)             2.40        1.73        1.63
                                                                 -------------------------------------------------------
Less distributions from:
 Net investment income.....................................               (.09)             (.21)       (.18)       (.29)
 Net realized gains........................................               (.13)             (.60)       (.04)       (.20)
                                                                 -------------------------------------------------------
Total distributions........................................               (.22)             (.81)       (.22)       (.49)
                                                                 -------------------------------------------------------
Net asset value, end of period.............................             $11.95            $14.43      $12.84      $11.33
                                                                 -------------------------------------------------------
                                                                 -------------------------------------------------------
Total Return*..............................................           (15.90)%            19.40%      15.35%      16.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................            $12,246           $13,293      $3,017      $2,205
Ratios to average net assets:
 Expenses..................................................              1.90%**           1.90%       1.90%       1.90%**
 Expenses, excluding waiver and payments by affiliate......              2.28%**           2.41%       2.89%       3.31%**
 Net investment income.....................................              2.53%**           2.25%       1.51%       1.59%**
Portfolio turnover rate....................................             19.23%            18.62%      20.72%      10.21%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to March 31, 1996.
                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS 84.9%
AEROSPACE & MILITARY TECHNOLOGY 2.3%
Boeing Co. .................................................  United States        11,500     $   394,594
*General Motors Corp., H....................................  United States         3,761         138,452
Raytheon Co., A.............................................  United States        10,515         544,808
                                                                                              -----------
                                                                                                1,077,854
                                                                                              -----------
APPLIANCES & HOUSEHOLD DURABLES .8%
Guangdong Kelon Electrical Hldgs Ltd., H, 144A..............      China           350,000         234,884
Laox Co. Ltd. ..............................................      Japan             7,000          42,323
Sindo Ricoh Co. ............................................   South Korea          3,700          85,001
                                                                                              -----------
                                                                                                  362,208
                                                                                              -----------
AUTOMOBILES 2.7%
Autoliv Inc. ...............................................      Sweden           17,000         522,943
Fiat SpA, di Risp...........................................      Italy           105,710         172,660
Ford Motor Co. .............................................  United States         6,000         281,625
Volvo AB, B.................................................      Sweden           11,276         276,341
                                                                                              -----------
                                                                                                1,253,569
                                                                                              -----------
BANKING 5.1%
Bank Handlowy W Warszawie SA, GDR, 144A.....................      Poland           16,400         167,280
Banque Nationale de Paris BNP...............................      France            5,209         278,815
*Korea Long Term Credit Bank................................   South Korea         13,230          15,696
Merita Ltd., A..............................................     Finland          123,100         628,975
National Australia Cap Sec Plc. ............................    Australia          14,850         395,381
National Westminster Bank Plc. .............................  United Kingdom       25,962         347,666
*Shinhan Bank Co. Ltd. .....................................   South Korea         13,125          30,483
Singapore Finance Ltd., fgn. ...............................    Singapore         146,000          60,664
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil            7,500         101,250
Unidanmark AS, A............................................     Denmark            4,883         353,451
                                                                                              -----------
                                                                                                2,379,661
                                                                                              -----------
BROADCASTING & PUBLISHING 1.6%
Oriental Press Group Limited................................    Hong Kong         592,000          62,650
South China Morning Post Holdings, Ltd. ....................    Hong Kong         110,000          43,299
South China Morning Post Ltd. ..............................    Hong Kong         680,000         267,665
Television Broadcasts Ltd. .................................    Hong Kong         153,000         390,966
                                                                                              -----------
                                                                                                  764,580
                                                                                              -----------
BUILDING MATERIALS & COMPONENTS 3.3%
Anglian Group Plc. .........................................  United Kingdom      144,100         443,241
Caradon Plc. ...............................................  United Kingdom      226,200         480,508
Hepworth Plc. ..............................................  United Kingdom      129,400         311,163
Mirgor SA Comercial Industrial Financiera Inmobiliari, ADR,
  144A......................................................    Argentina          34,520          34,520
Nichiha Corp. ..............................................      Japan            43,700         263,253
                                                                                              -----------
                                                                                                1,532,685
                                                                                              -----------

                                                                              11

PAGE


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS 1.2%
DSM NV......................................................   Netherlands          3,900     $   328,957
Kemira OY...................................................     Finland           28,500         187,625
Shanghai Petrochemical Co. Ltd., H..........................      China           262,000          26,712
                                                                                              -----------
                                                                                                  543,294
                                                                                              -----------
CONSTRUCTION & HOUSING .7%
Hollandsche Beton Groep NV..................................   Netherlands         27,693         339,359
                                                                                              -----------
ELECTRICAL & ELECTRONICS 3.0%
ABB AB, B...................................................      Sweden           21,800         196,171
Catic Shenzhen Holdings Ltd. ...............................      China           775,000          44,509
Dongfang Electrical Machinery Co. Ltd., H...................      China           388,000          19,279
General Electric Co. Plc. ..................................  United Kingdom       77,000         563,656
Hitachi Ltd. ...............................................      Japan            44,000         193,947
Motorola Inc. ..............................................  United States         5,031         214,761
Tadiran Ltd., ADR...........................................      Israel            6,300         175,613
                                                                                              -----------
                                                                                                1,407,936
                                                                                              -----------
ELECTRONIC COMPONENTS & INSTRUMENTS .2%
BICC Plc. ..................................................  United Kingdom       95,041          96,101
                                                                                              -----------
ENERGY EQUIPMENT & SERVICES .7%
Sun Co. Inc. ...............................................  United States        10,800         345,600
                                                                                              -----------
ENERGY SOURCES 2.9%
MOL Magyar Olay - Es Gazipari RT, GDR, 144A.................     Hungary           22,456         431,717
*Ranger Oil Ltd. ...........................................      Canada           53,100         347,923
Valero Energy Corp., new....................................  United States         5,910         117,461
YPF Sociedad Anonima, ADR...................................    Argentina          17,500         455,000
                                                                                              -----------
                                                                                                1,352,101
                                                                                              -----------
FINANCIAL SERVICES 1.2%
Banca Fideuram SpA..........................................      Italy            17,700          75,258
Industrial Credit & Inv. Corp. of India, GDR, 144A..........      India            17,200         143,190
Morgan Stanley Dean Witter & Co. ...........................  United States         7,800         335,888
                                                                                              -----------
                                                                                                  554,336
                                                                                              -----------
FOOD & HOUSEHOLD PRODUCTS 6.6%
Archer-Daniels Midland Co. .................................  United States        57,285         959,513
IBP Inc. ...................................................  United States        20,000         405,000
Illovo Sugar Limited........................................   South Africa       258,900         215,750
Northern Foods Plc. ........................................  United Kingdom      172,870         525,860
Oshawa Group Ltd. ..........................................      Canada           30,200         533,279
Showa Sangyo Co. ...........................................      Japan            10,000          19,835
Tate & Lyle Plc. ...........................................  United Kingdom       70,500         390,575
                                                                                              -----------
                                                                                                3,049,812
                                                                                              -----------

 12

PAGE


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER 2.8%
Assidomaen AB...............................................      Sweden            9,600     $   185,028
Boise Cascade Corp. ........................................  United States         8,603         217,763
Enso OY, R..................................................     Finland           30,600         216,484
Georgia Pacific Corp. ......................................  United States         4,800         219,000
Georgia Pacific Timber Group................................  United States         4,800          93,300
Portucel Industrial Empresa Product Celulose, ADR, 144A.....     Portugal          18,900         109,624
*Shorewood Packaging Corp. .................................  United States        20,100         271,350
                                                                                              -----------
                                                                                                1,312,549
                                                                                              -----------
HEALTH & PERSONAL CARE 3.0%
China Pharmaceutical Enterprise & Invt. Corp. Ltd...........      China           118,000           8,833
China Pharmaceutical Enterprise & Invt. Corp. Ltd.,144A ....      China            60,000           4,491
Internatio-Muller NV........................................   Netherlands         18,653         445,285
Medeva Plc. ................................................  United Kingdom       79,000         123,513
Pharmacia & Upjohn..........................................  United States        15,930         799,487
                                                                                              -----------
                                                                                                1,381,609
                                                                                              -----------
INDUSTRIAL COMPONENTS 1.9%
BTR Plc. ...................................................  United Kingdom      336,568         609,144
Madeco Manufacturera de Cobre SA, ADR.......................      Chile            18,700         128,563
Walbro Corp. ...............................................  United States        16,100         129,806
                                                                                              -----------
                                                                                                  867,513
                                                                                              -----------
INSURANCE 5.5%
American General Corp. .....................................  United States         4,034         257,672
HIH Winterthur International Holdings Ltd. .................    Australia         259,837         315,471
Reliastar Financial Corp. ..................................  United States        10,386         405,054
SCOR SA.....................................................      France           12,300         730,784
Torchmark Corp. ............................................  United States         4,418         158,772
*Zurich Allied AG...........................................   Switzerland          1,400         694,792
                                                                                              -----------
                                                                                                2,562,545
                                                                                              -----------
LEISURE & TOURISM .4%
Rank Group Plc. ............................................  United Kingdom       50,300         199,169
                                                                                              -----------
MACHINERY & ENGINEERING 2.6%
First Tractor Company Limited...............................      China           494,000         127,509
Laird Group Plc. ...........................................  United Kingdom      128,500         343,939
Makita Corp. ...............................................      Japan            25,000         287,614
VA Technologie AG...........................................     Austria            1,600         145,041
Valmet OY...................................................     Finland           26,500         309,859
                                                                                              -----------
                                                                                                1,213,962
                                                                                              -----------
MERCHANDISING 3.1%
Best Denki Co. Ltd. ........................................      Japan            26,000         153,952
Koninklijke Bijenkorf Beheer KBB NV.........................   Netherlands          1,324         107,462

                                                                              13

PAGE


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
*Lojas Americanas SA........................................      Brazil        1,819,000     $     8,441
Matsuzakaya Co. Ltd. .......................................      Japan            14,000          59,036
Safeway Plc. ...............................................  United Kingdom       22,556         105,988
Tesco Plc. .................................................  United Kingdom       88,992         256,719
Thorn Plc. .................................................  United Kingdom      179,900         765,838
                                                                                              -----------
                                                                                                1,457,436
                                                                                              -----------
METALS & MINING 4.8%
Anglo American Platinum Corp. Ltd. .........................   South Africa        25,100         367,109
Chongqing Iron & Steel Ltd., H..............................      China           502,000          22,999
Industrias Penoles SA.......................................      Mexico           90,800         276,232
Ingwe Coal Corp. Ltd. ......................................   South Africa        84,000         352,857
Iscor Ltd. .................................................   South Africa       689,200         154,718
Pechiney SA, A .............................................      France            8,199         283,501
Pohang Iron & Steel Co. Ltd. ...............................   South Korea          6,300         248,464
WMC Ltd. ...................................................    Australia         168,205         505,767
                                                                                              -----------
                                                                                                2,211,647
                                                                                              -----------
MULTI-INDUSTRY 5.2%
Beijing Datang Power Generation Co. Ltd., H.................    Hong Kong         494,000         117,945
Broken Hill Proprietary Co. Ltd. ...........................    Australia          55,431         396,574
Cheung Kong Holdings Ltd. ..................................    Hong Kong          84,000         389,185
Elementis Plc. .............................................  United Kingdom      135,672         185,603
Hutchison Whampoa Ltd. .....................................    Hong Kong         110,000         579,209
Jardine Strategic Holdings Ltd. ............................    Hong Kong          25,560          28,116
*Saab AB, B.................................................      Sweden           24,400         210,224
Swire Pacific Ltd., A.......................................    Hong Kong         126,000         396,774
Swire Pacific Ltd., B.......................................    Hong Kong         246,500         116,116
                                                                                              -----------
                                                                                                2,419,746
                                                                                              -----------
REAL ESTATE 4.5%
General Growth Properties...................................  United States         7,800         277,875
Hang Lung Development Co. Ltd. .............................    Hong Kong         271,000         237,827
Highwood Properties Inc., REIT..............................  United States         9,000         249,750
Hong Kong Land Holdings Ltd. ...............................    Hong Kong          69,487          67,402
LTC Properties Inc. ........................................  United States        21,400         373,163
National Health Investors Inc. .............................  United States        12,400         384,400
Summit Properties Inc., REIT................................  United States        13,200         250,800
Western Investment Real Estate Trust, SBI ..................  United States        21,100         270,344
                                                                                              -----------
                                                                                                2,111,561
                                                                                              -----------
TELECOMMUNICATIONS 3.9%
AT&T Corp. .................................................  United States         2,200         128,563
Hong Kong Telecommunications Ltd. ..........................    Hong Kong         263,642         518,880
Northern Telecom, Ltd. .....................................      Canada            6,480         207,360
PT Indosat TBK, ADR.........................................    Indonesia           4,000          21,250

 14

PAGE


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS (CONT.)
Telefonica de Argentina SA, B, ADR..........................    Argentina          16,296     $   479,714
Telefonica del Peru SA, B...................................       Peru            84,800         104,143
Telefonica del Peru SA, B, ADR..............................       Peru             6,630          81,218
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico            5,720         253,110
                                                                                              -----------
                                                                                                1,794,238
                                                                                              -----------
TEXTILES & APPAREL .1%
*Yizheng Chemical Fibre Co. Ltd., H.........................      China           720,000          54,824
                                                                                              -----------
TRANSPORTATION 1.9%
Great Eastern Shipping Co. Ltd., GDR, 144A..................      India            44,300         114,073
*Precious Shipping Public Co. Ltd., fgn. ...................     Thailand          61,100          15,611
Singapore Airlines Ltd., fgn. ..............................    Singapore          77,800         427,168
Transport Development Group Plc. ...........................  United Kingdom       89,926         346,140
                                                                                              -----------
                                                                                                  902,992
                                                                                              -----------
UTILITIES ELECTRICAL & GAS 12.9%
Bses Ltd., GDR, 144A........................................      India            14,600         192,355
CLP Holdings Ltd. ..........................................    Hong Kong         101,500         495,154
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong         204,000         701,633
Illinova Corp. .............................................  United States        29,400         843,413
Korea Electric Power Corp. .................................   South Korea         11,000         152,651
Mosenergo, ADR, 144A........................................      Russia           30,600          20,273
National Grid Group Plc. ...................................  United Kingdom      111,520         827,246
Potomac Electric Power Co. .................................  United States        28,000         742,000
Public Service Co. of New Mexico............................  United States        17,000         377,188
Texas Utilties Holding Co. .................................  United States        15,650         728,703
Thames Water Group Plc. ....................................  United Kingdom       45,964         918,593
                                                                                              -----------
                                                                                                5,999,209
                                                                                              -----------
TOTAL COMMON STOCKS (COST $43,249,257)......................                                   39,548,096
                                                                                              -----------
PREFERRED STOCK 4.4%
Banco Bradesco SA, pfd. ....................................      Brazil       40,750,000         240,677
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil           23,800         263,061
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul), ADR,
  pfd. .....................................................      Brazil            2,380          11,848
*Lojas Americanas SA, pfd. .................................      Brazil        3,017,000          12,982
*Lojas Americanas SA, ADR, pfd. ............................      Brazil              866           3,726
Moebel Walther AG, pfd. ....................................     Germany           16,400         637,808
Philippine Long Distance Telephone Co., 7.00%, cvt., pfd.,
  series 3..................................................   Philippines          6,440         251,160
Sociedad Quimica y Minera de Chile SA, ADR, pfd. ...........      Chile             9,400         273,775
+Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. .....      Brazil            5,500         379,500
                                                                                              -----------
TOTAL PREFERRED STOCKS (COST $2,739,956)....................                                    2,074,537
                                                                                              -----------

                                                                              15

PAGE


TEMPLETON GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                      PRINCIPAL
                                                                          COUNTRY     AMOUNT**     VALUE
-----------------------------------------------------------------------------------------------------------
BONDS .5%
Alfa SA, cvt., 144A, 8.00%, 9/15/00...................................     Mexico     $ 180,000  $  167,400
Alfa SA de CV, cvt., 8.00%, 9/15/00...................................     Mexico        60,000      55,800
                                                                                                 ----------
TOTAL BONDS (COST $424,347)...........................................                              223,200
                                                                                                 ----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $46,413,560)......                           41,845,833
                                                                                                 ----------
(a)REPURCHASE AGREEMENT 9.8%
Swiss Bank Corp., 5.50%, 10/01/98 (Maturity Value $4,568,698) (COST
  $4,568,000) Collateralized by U.S. Treasury Notes and Bonds.........     United     4,568,000   4,568,000
                                                                           States
                                                                                                 ----------
TOTAL INVESTMENTS (COST $50,981,560) 99.6%............................                           46,413,833
OTHER ASSETS, LESS LIABILITIES .4%....................................                              178,754
                                                                                                 ----------
TOTAL NET ASSETS 100.0%...............................................                           $46,592,587
                                                                                                 ----------
                                                                                                 ----------

*Non-income producing.
**Securities traded in U.S. dollars.
(a)At September 30, 1998, all repurchase agreements held by the Fund had been entered into on that date.
+Includes securities of twelve new holding companies deemed received in conjunction with the "split up" of Telecomunicaoes Brasileiras SA (Telebras).
                       See Notes to Financial Statements.
 16

PAGE


TEMPLETON GROWTH AND INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $46,413,560).....    $41,845,833
 Repurchase agreement, at value and cost....................      4,568,000
 Receivables:
  Investment securities sold................................          6,226
  Fund shares sold..........................................         63,868
  Dividends and interest....................................        281,314
 Other assets...............................................         41,951
                                                                -----------
      Total assets..........................................     46,807,192
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................         22,967
  Fund shares redeemed......................................         61,938
  To affiliates.............................................         67,470
 Funds advanced by custodian................................          2,123
 Accrued expenses...........................................         60,107
                                                                -----------
      Total liabilities.....................................        214,605
                                                                -----------
Net assets, at value........................................    $46,592,587
                                                                -----------
                                                                -----------
Net assets consist of:
 Undistributed net investment income........................    $   839,586
 Net unrealized depreciation................................     (4,567,727)
 Accumulated net realized gain..............................      2,420,674
 Beneficial shares..........................................     47,900,054
                                                                -----------
Net assets, at value........................................    $46,592,587
                                                                -----------
                                                                -----------
CLASS I:
 Net asset value per share ($34,346,115 / 2,836,427 shares
   outstanding).............................................         $12.11
                                                                -----------
                                                                -----------
 Maximum offering price per share ($12.11 / 94.25%).........         $12.85
                                                                -----------
                                                                -----------
CLASS II:
 Net asset value per share ($12,246,472 / 1,024,747 shares
   outstanding)*............................................         $11.95
                                                                -----------
                                                                -----------
 Maximum offering price per share ($11.95 / 99.00%).........         $12.07
                                                                -----------
                                                                -----------

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $91,785)
 Dividends..................................................    $  935,398
 Interest...................................................       314,479
                                                                ----------
      Total investment income...............................                     $  1,249,877
                                                                                 ------------
Expenses:
 Management fees (Note 3)...................................       211,142
 Administrative fees (Note 3)...............................        42,228
 Distribution fees (Note 3)
  Class I...................................................        74,815
  Class II..................................................        67,975
 Transfer agent fees (Note 3)...............................        43,050
 Reports to shareholders....................................        18,500
 Registration and filing fees...............................        22,000
 Professional fees..........................................        12,000
 Trustees' fees and expenses................................         4,500
 Amortization of organization costs.........................         7,071
 Other......................................................           571
                                                                ----------
      Total expenses........................................                          503,852
      Expenses waived/paid by affiliate (Note 3)............                         (110,060)
                                                                                 ------------
         Net expenses.......................................                          393,792
                                                                                 ------------
            Net investment income...........................                          856,085
                                                                                 ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     2,428,044
  Foreign currency transactions.............................           137
                                                                ----------
      Net realized gain.....................................                        2,428,181
      Net unrealized depreciation on investments............                      (12,607,078)
                                                                                 ------------
Net realized and unrealized loss............................                      (10,178,897)
                                                                                 ------------
Net decrease in net assets resulting from operations........                     $ (9,322,812)
                                                                                 ------------
                                                                                 ------------

                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $    856,085           $ 1,206,380
  Net realized gain from investments and foreign currency
    transactions............................................          2,428,181             2,181,856
  Net unrealized appreciation (depreciation) on
   investments..............................................        (12,607,078)            4,650,441
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................         (9,322,812)            8,038,677
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................           (357,436)             (693,986)
   Class II.................................................            (90,680)             (150,454)
  Net realized gains:
   Class I..................................................           (408,374)           (1,488,247)
   Class II.................................................           (124,148)             (426,523)
 Beneficial share transactions (Note 2):
   Class I..................................................         (4,226,412)           17,020,983
   Class II.................................................          1,567,872             6,216,979
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        (12,961,990)           28,517,429
Net assets:
 Beginning of period........................................         59,554,577            31,037,148
                                                                ---------------------------------------
 End of period..............................................       $ 46,592,587           $59,554,577
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................       $    839,586           $   431,617
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth and Income Fund (the Fund), is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investments company registered under the Investment Company Act of 1940. The Fund seeks high total return (a combination of capital growth and income) through a flexible policy of investing primarily in the equity and debt securities of U.S. and foreign companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 20

PAGE


TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                  SEPTEMBER 30, 1998                  MARCH 31, 1998
                                                              -----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES        AMOUNT
                                                              -----------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................     638,137    $  8,803,728         1,614,763    $22,345,226
Shares issued on reinvestment of distributions..............      42,039         592,860           137,810      1,822,287
Shares redeemed.............................................  (1,014,191)    (13,623,000)         (514,016)    (7,146,530)
                                                              -----------------------------------------------------------
Net increase (decrease).....................................    (334,015)   $ (4,226,412)        1,238,557    $17,020,983
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------

                                                                              21

PAGE


TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                                SEPTEMBER 30, 1998                MARCH 31, 1998
                                                              -------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES       AMOUNT
                                                              -------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   296,594    $ 3,976,473          545,744    $ 7,550,744
Shares issued on reinvestment of distributions..............    13,012        181,390           36,472        477,961
Shares redeemed.............................................  (206,016)    (2,589,991)        (129,542)    (1,811,107)
                                                              -------------------------------------------------------
Net increase................................................   103,590    $ 1,567,872          452,674    $ 6,217,598
                                                              -------------------------------------------------------
                                                              -------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.25% and 1.90% of the Fund's average daily net assets of Class I and Class II shares, respectively, through August 1, 1999, as reflected in the Statement of Operations.

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1998 unreimbursed costs were $1,068,134. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $23,291 and $7,149, respectively.

Legal fees of $171 were paid to a law firm in which a partner is an officer of the Fund.

 22

PAGE


TEMPLETON GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $ 5,095,918
Unrealized depreciation.....................................     (9,663,645)
                                                                -----------
Net unrealized depreciation.................................    $(4,567,727)
                                                                ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 aggregated $12,545,173 and $8,745,989, respectively.

                                                                              23

PAGE

                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)



*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           09/98


PAGE



TEMPLETON GROWTH AND
INCOME FUND

PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com


SHAREHOLDER SERVICES
1-800/632-2301


FUND INFORMATION
1-800/342-5236


This report must be preceded or accompanied by a current prospectus of Templeton Growth and Income Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

414 S98 11/98  [RECYCLED LOGO]  Printed on recycled paper